PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property And Equipment And Intangible Assets Tables
Property and equipment and intangible assets

	September 30, 2018	December 31, 2017

Manufacturing equipment	$835,860	$797,513
Computer and other equipment	180,273	169,499
Leasehold improvements	44,638	42,666
Less accumulated depreciation	(747,693)	(672,317)
Property and Equipment, net	$313,078	$337,361

	December 31, 2017	December 31, 2016

Manufacturing equipment	$797,513	$769,074
Computer and other equipment	169,499	116,747
Leasehold improvements	42,666	36,066
Less accumulated depreciation	(672,317)	(551,239)
Property and Equipment, net	$337,361	$370,648

Intangible assets, net
	September 30, 2018	December 31, 2017

Intellectual Property	$814,582	$814,582
Patents	393,056	224,527
Less accumulated amortization	(173,715)	(138,637)
Intangible assets, net	$1,033,923	$900,472

	December 31, 2017	December 31, 2016

Intellectual Property	$814,582	$814,582
Patents	224,527	175,047
Less accumulated amortization	(138,637)	(95,119)
Intangible assets, net	$900,472	$894,510

Amortization expense
2018	$12,226
2019	47,305
2020	47,305
2021	47,305
2022	47,305
Thereafter	584,850
Total Amortization	$786,296

2018	$43,518
2019	43,518
2020	43,518
2021	43,518
2022	43,518
Thereafter	513,785
Total Amortization	$731,375